Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholder's Equity
Authorized shares of common stock	23,083,000	23,083,000
Common stock, shares issued	2,613,241	2,613,241
Common stock, shares outstanding	2,613,241	2,613,241
Common stock, average par value (in dollars per share)	$ 0.32	$ 0.32
Dividends paid	$ 101,000	$ 115,800	$ 32,000
Capital contribution	$ 0	$ 0	$ 21,576